SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Employee benefit expenses and Segment reporting (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Employee benefit expenses	¥ 1,151.7	$ 164.4	¥ 864.0	¥ 530.3
Number of reportable segments	1	1